Other income/(expenses), net (Tables)	12 Months Ended
Dec. 31, 2024
Analysis of income and expense [abstract]
Disclosure of other income (expenses)
Other income and expenses, net
Other income and expenses, net include the following:

	Year ended December 31,
in € thousand	2024	2023	2022
Research and development tax credit	10,028	6,797	15,348
Grant income	10,194	11,350	191
Gain/(loss) on disposal of fixed assets and intangible assets, net	(445)	(21)	(38)
Gain/(loss) from revaluation of lease agreements	711	45	(32)
Taxes, duties, fees, charges, other than income tax	(346)	(475)	(217)
Miscellaneous income/(expenses), net	564	3,824	(3,054)
OTHER INCOME AND EXPENSES, NET	20,706	21,520	12,199